FAIR VALUE MEASUREMENTS	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at each of March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,109,441	$250,052,906
Liabilities:
Warrant liability – public warrants	1	9,833,333	9,583,333
Warrant liability – private placement warrants	3	5,693,334	5,506,667
Forward purchase agreement liability	3	1,750,000	2,050,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The Public Warrants were valued at the closing price on the relevant date. The Private Placement Warrants were valued using a Modified Black Scholes model which is considered to be a Level 3 fair value measurement.

Under each of the Modified Black Scholes model and the Monte Carlo simulation model, the primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of the subsequent valuation date was implied from the volatility of Company’s public warrants.

The key inputs into the models for the Private Placement Warrants at March 31, 2021 and December 31, 2020 were as follows:

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$5,506,667	$9,583,333	$15,090,000
Change in valuation inputs or other assumptions	186,667	250,000	436,667

Fair value as of March 31, 2021	$5,693,334	$9,833,333	$15,526,667

The liability for the FPA was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $50 million pursuant to the FPA is discounted to present value and compared to the fair value of the common stock and warrants to be issued pursuant to the FPA. The fair value of the common stock and warrants to be issued under the FPA are based on the public trading price of the Units issued in the Company’s IPO. The excess (liability) or deficit (asset) of the fair value of the common stock and warrants to be issued compared to the $50 million fixed commitment is recorded on the financial statements. The primary unobservable input utilized in determining the fair value of the FPA is the continuous risk free rate commensurate with the remaining term to the initial business combination.

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, December 31, 2020	$2,050,000
Recognized gain on change in fair value (1)	(300,000)

Fair value, March 31, 2021	$1,750,000

(1)	Represents the non-cash gain on change in valuation of the FPA liability and is included in Recognized gain on change in fair value of FPA liability on the statement of operations.

The key inputs into the models for the Private Placement Warrants and FPA at March 31, 2021 and December 31, 2020 were as follows:

Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.98%	0.51%
Trading days per year	252	252
Expected volatility	17.4%	16.5%
Exercise price	$11.50	$11.50
Stock Price	$9.98	$10.01

NOTE 10. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,052,906
Liabilities:
Warrant liability – public warrants	1	9,583,333
Warrant liability – private placement warrants	3	5,506,667
Forward purchase agreement liability	3	2,050,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The Public Warrants were valued at the initial measurement date using a Monte Carlo simulation model, and the Private Placement Warrants were valued at all dates using a Modified Black Scholes model, both of which are considered to be a Level 3 fair value measurement. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the public warrants was used as the fair value on the relevant date.

Under each of the Modified Black Scholes model and the Monte Carlo simulation model, the primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of the subsequent valuation date was implied from the volatility of Company’s public warrants.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of August 19, 2020	$—	$—	$—
Initial measurement on October 9, 2020	4,900,000	8,500,000	13,400,000
Change in valuation inputs or other assumptions	606,667	1,083,333	1,690,000

Fair value as of December 31, 2020	$5,506,667	$9,583,333	$15,090,000

The liability for the FPA was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $50 million pursuant to the FPA is discounted to present value and compared to the fair value of the common stock and warrants to be issued pursuant to the FPA. The fair value of the common stock and warrants to be issued under the FPAs are based on the public trading price of the Units issued in the Company’s IPO. The excess (liability) or deficit (asset) of the fair value of the common stock and warrants to be issued compared to the $50 million fixed commitment is recorded on the financial statements. The primary unobservable input utilized in determining the fair value of the FPAs is the continuous risk free rate commensurate with the remaining term to the initial business combination.

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, October 6, 2020	$50,000
Recognized loss on change in fair value (1)	2,000,000

Fair value, December 31, 2020	$2,050,000

(1)	Represents the non-cash loss on change in valuation of the FPA liability and is included in Recognized loss on change in fair value of FPA liability on the statement of operations.

The key inputs into the models for the Private Placement Warrants, Public Warrants and FPA at initial measurement and for the Private Placement Warrants and FPA at December 31, 2020 were as follows:

Input	October 9, 2020	December 31, 2020
Risk-free interest rate	0.45%	0.51%
Trading days per year	252	252
Expected volatility	17.5%	16.5%
Exercise price	$11.50	$11.50
Stock price	$9.54	$10.01